Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Provisions
Contract-related provisions	$ 523	$ 615
Restructuring and restructuring-related provisions	183	171
Provision for insurance-related reserves	187	145
Provisions for contractual penalties and compliance and litigation matters	88	49
Other	220	191
Total	1,201	1,171
Other current liabilities
Employee-related liabilities	1,566	1,490
Accrued expenses	788	872
Income taxes payable and other income tax related liabilities	668	391
Non-trade payables	631	681
Accrued customer rebates	514	315
Other tax liabilities	360	285
Derivative liabilities (see Note 6)	230	121
Accrued interest	105	38
Other	184	262
Total	5,046	4,455
Other non-current liabilities:
Income tax related liabilities	813	1,287
Derivative liabilities (see Note 6)	246	367
Provisions for contractual penalties and compliance and litigation matters	160	67
Other	329	384
Total	$ 1,548	$ 2,105